STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statutory Reserves And Restricted Net Assets
Appropriation to the general reserve fund (as a percent)	10.00%
Required subsidiaries registered capital to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Amount of net assets of the relevant PRC in the group, not available for distribution		¥ 895,800	¥ 339,400
Statutory surplus funds		55,900	2,000
Registered capital and PRC statutory reserves	$ 8,586	¥ 55,861	¥ 2,003